Tax Liabilities - Summary of Expected Timing of Non-current Outflows (Detail) R$ in Thousands, $ in Thousands	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 USD ($)	Jan. 01, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)
Tax liability recognized [line items]
Non-current tax liability	R$ 362,277		R$ 395,784	R$ 395,784
Installment Payment of Taxes - PERT [member]
Tax liability recognized [line items]
Non-current tax liability	7,940	$ 7,940
2022 [member] | Installment Payment of Taxes - PERT [member]
Tax liability recognized [line items]
Non-current tax liability	603
2023 [member] | Installment Payment of Taxes - PERT [member]
Tax liability recognized [line items]
Non-current tax liability	603
2022 [member] | Installment Payment of Taxes - PERT [member]
Tax liability recognized [line items]
Non-current tax liability	603
Later Than Six Years [member] | Installment Payment of Taxes - PERT [member]
Tax liability recognized [line items]
Non-current tax liability	R$ 6,131